Strategic Investments and Business Combination - Schedule of Allocation of Purchase Price (Details) (10-K) - USD ($)						5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2019	May 03, 2019	Apr. 02, 2019	Dec. 02, 2018	Aug. 02, 2018	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019	Sep. 01, 2019	May 01, 2019	Jul. 31, 2018
Goodwill						$ 1,705,548	$ 8,548,608	$ 8,548,608
Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)							4 years 1 month 6 days	4 years 3 months 19 days
Customer Relationships [Member]
Weighted Average Useful Life (Years)							9 years 1 month 6 days	9 years 4 months 24 days
Non-competition Agreements [Member]
Weighted Average Useful Life (Years)							4 years 2 months 12 days	4 years 4 months 24 days
Successor [Member]
Goodwill						$ 1,705,548
Successor [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)	5 years					14 years
Successor [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)	10 years					10 years 1 month 6 days
Successor [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)	5 years					4 years 8 months 12 days
Successor [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description	Indefinite
Successor [Member] | Fixed Assets [Member]
Weighted Average Useful Life (Years)	5 years
Successor [Member] | US Benefits Alliance, LLC [Member]
Trade name and trademarks					$ 6,250
Customer relationships					116,100
Non-competition agreements					48,540
Goodwill					578,840
Purchase consideration allocated					$ 750,000
Successor [Member] | US Benefits Alliance, LLC [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)					3 years
Successor [Member] | US Benefits Alliance, LLC [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)					9 years
Successor [Member] | US Benefits Alliance, LLC [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)					5 years
Successor [Member] | US Benefits Alliance, LLC [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description					Indefinite
Successor [Member] | Employee Benefit Solutions, Inc [Member]
Trade name and trademarks					$ 33,140
Customer relationships					47,630
Non-competition agreements					42,320
Goodwill					274,956
Fixed assets					1,954
Purchase consideration allocated					$ 400,000
Successor [Member] | Employee Benefit Solutions, Inc [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)					20 years
Successor [Member] | Employee Benefit Solutions, Inc [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)					9 years
Successor [Member] | Employee Benefit Solutions, Inc [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)					5 years
Successor [Member] | Employee Benefit Solutions, Inc [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description					Indefinite
Successor [Member] | Employee Benefit Solutions, Inc [Member] | Fixed Assets [Member] | Minimum [Member]
Weighted Average Useful Life (Years)					5 years
Successor [Member] | Employee Benefit Solutions, Inc [Member] | Fixed Assets [Member] | Maximum [Member]
Weighted Average Useful Life (Years)					7 years
Successor [Member] | Commercial Solutions of Insurance Company [Member]
Trade name and trademarks				$ 8,500
Customer relationships				284,560
Non-competition agreements				40,050
Goodwill				851,752
Fixed assets				1,638
Cash				13,500
Purchase consideration allocated				$ 1,200,000
Successor [Member] | Commercial Solutions of Insurance Company [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)				2 years
Successor [Member] | Commercial Solutions of Insurance Company [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)				11 years
Successor [Member] | Commercial Solutions of Insurance Company [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)				5 years
Successor [Member] | Commercial Solutions of Insurance Company [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description				Indefinite
Successor [Member] | Commercial Solutions of Insurance Company [Member] | Fixed Assets [Member] | Minimum [Member]
Weighted Average Useful Life (Years)				5 years
Successor [Member] | Commercial Solutions of Insurance Company [Member] | Fixed Assets [Member] | Maximum [Member]
Weighted Average Useful Life (Years)				7 years
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member]
Customer relationships			$ 561,000
Non-competition agreements			599,200
Goodwill			1,217,790
Fixed assets			41,098
Loan Payable			(24,579)
Purchase consideration allocated			$ 2,394,509
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)			10 years
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)			5 years
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description			Indefinite
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member] | Fixed Assets [Member] | Minimum [Member]
Weighted Average Useful Life (Years)			5 years
Successor [Member] | Southwestern Montana Financial Center, Inc. [Member] | Fixed Assets [Member] | Maximum [Member]
Weighted Average Useful Life (Years)			7 years
Successor [Member] | Fortman Insurance Services, LLC [Member]
Trade name and trademarks										$ 289,400
Customer relationships										1,824,000
Non-competition agreements										752,800
Goodwill										1,269,731
Fixed assets										19,924
Prepaid rent										550
Purchase consideration allocated										$ 4,156,405
Successor [Member] | Fortman Insurance Services, LLC [Member] | Trade Name and Trademarks [Member]
Weighted Average Useful Life (Years)		5 years
Successor [Member] | Fortman Insurance Services, LLC [Member] | Customer Relationships [Member]
Weighted Average Useful Life (Years)		10 years
Successor [Member] | Fortman Insurance Services, LLC [Member] | Non-competition Agreements [Member]
Weighted Average Useful Life (Years)		5 years
Successor [Member] | Fortman Insurance Services, LLC [Member] | Goodwill [Member]
Weighted Average Useful Life (Years) description		Indefinite
Successor [Member] | Fortman Insurance Services, LLC [Member] | Fixed Assets [Member] | Minimum [Member]
Weighted Average Useful Life (Years)		5 years
Successor [Member] | Fortman Insurance Services, LLC [Member] | Fixed Assets [Member] | Maximum [Member]
Weighted Average Useful Life (Years)		7 years
Successor [Member] | Altruis Benefits Consulting, LLC [Member]
Trade name and trademarks									$ 714,600
Customer relationships									753,000
Non-competition agreements									1,168,600
Goodwill									4,949,329
Fixed assets									85
Cash									1,850,037
Payable to seller									(1,747,483)
Purchase consideration allocated									$ 7,688,168